Institutional Class Shares  [AKRIX]
Retail Class Shares  [AKREX]

Supplement dated December  3, 2009 to
Prospectus dated August 31, 2009

The following paragraph replaces the corresponding paragraph on Page 6 of the Prospectus.

PORTFOLIO HOLDINGS INFORMATION

The Fund’s portfolio holdings are disclosed quarterly within 60 days of the end of each period covered by the Annual and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q.  In addition, the Fund discloses its top ten calendar quarter-end portfolio holdings on the Fund’s website at www.akrefund.com 15 business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until the following calendar quarter-end portfolio holdings are posted.  Portfolio holdings information posted on the Fund’s website may be provided separately to any person commencing on the day after the information is first posted on the website.  A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Please retain this Supplement with the Prospectus.

AKRE FOCUS FUND
Institutional Class Shares  [AKRIX]
Retail Class Shares  [AKREX]

Supplement dated December 3, 2009 to
Statement of Additional Information dated August 31, 2009

The following paragraphs replace the third paragraph on Page 25 of the Statement of Additional Information under Portfolio Holdings Information.

PORTFOLIO HOLDINGS INFORMATION

*   *   *   *

The Fund discloses its complete portfolio holdings in accordance with SEC requirements.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In addition, the Fund discloses its top ten calendar quarter-end portfolio holdings on its website at www.akrefund.com 15 business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until the following calendar quarter-end portfolio holdings are posted.

Portfolio holdings information posted on the Fund’s website may be provided separately to any person, commencing on the day after the information is first posted on the Fund’s website.  The Fund may provide its complete portfolio holdings after the information is filed with the SEC.

*   *   *   *

Please retain this Supplement with the Statement of Additional Information.